Document and Entity Information	Sep. 14, 2022
Cover [Abstract]
Entity Registrant Name	MANTECH INTERNATIONAL CORP
Amendment Flag	false
Entity Central Index Key	0000892537
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Sep. 14, 2022
Entity Incorporation State Country Code	DE
Entity File Number	000-49604
Entity Tax Identification Number	22-1852179
Entity Address, Address Line One	2251 Corporate Park Drive
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20171
City Area Code	(703)
Local Phone Number	218-6000
Security 12b Title	Class A Common Stock
Trading Symbol	MANT
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false